Subsequent Event (Details) - Forecast [Member] - USD ($)	Dec. 18, 2025	Oct. 29, 2025	Oct. 21, 2025
Subsequent Event [Line Items]
Initial shares issue (in Shares)		2,012,500
Gross proceeds		$ 8,050,000
Stock option exercise (in Shares)		262,500
Net proceeds		$ 5,220,000
Agreements amount	$ 16,820,000
Percentage of interest rate	10.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Initial shares issue (in Shares)			1,750,000
Sale of stock per shares (in Dollars per share)			$ 4
Gross proceeds		$ 7,000,000